Expense Example - LVIP MFS International Growth Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	81	274	483	1,087	106	352	618	1,377